UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3174
                                   ---------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   6/30/07
                        ----------------

Date of reporting period:  12/31/06
                         ---------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report


--------------------------------------------------------------------------------
                                                               December 31, 2006
                                                                     (Unaudited)


Semi-Annual Report

--------------------------------------------------------------------------------


Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund







--------------------------------------------------------------------------------

[LOGO]  TOUCHSTONE
        INVESTMENTS

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-5
--------------------------------------------------------------------------------
Statements of Operations                                                       6
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          7-8
--------------------------------------------------------------------------------
Financial Highlights                                                        9-15
--------------------------------------------------------------------------------
Notes to Financial Statements                                              16-23
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
    Florida Tax-Free Money Market Fund                                     24-25
--------------------------------------------------------------------------------
    Ohio Insured Tax-Free Fund                                             26-27
--------------------------------------------------------------------------------
    Ohio Tax-Free Money Market Fund                                        28-31
--------------------------------------------------------------------------------
    Tax-Free Money Market Fund                                             32-34
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            35
--------------------------------------------------------------------------------
Portfolio Composition                                                         36
--------------------------------------------------------------------------------
Other Items                                                                37-43
--------------------------------------------------------------------------------

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
AS OF DECEMBER 31, 2006 (UNAUDITED)
================================================================================

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
TOUCHSTONE FLORIDA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

CREDIT QUALITY                             (% OF NET ASSETS)
A-1 / P-1 / AAA                                         91.5
FW1*                                                     8.5
                                                     -------
Total                                                  100.0
                                                     -------

PORTFOLIO ALLOCATION                       (% OF NET ASSETS)
Variable Rate Demand Notes                              78.4
General Obligations                                      3.9
Fixed Rate Revenue                                       9.1
Adjustable Rate Put Bonds                                3.7
Commercial Paper                                         4.9
                                                     -------
Total                                                  100.0
                                                     -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

CREDIT QUALITY                             (% OF NET ASSETS)
A-1 / P-1 / AAA                                         77.3
FW1*                                                    22.7
                                                     -------
Total                                                  100.0
                                                     -------

PORTFOLIO ALLOCATION                       (% OF NET ASSETS)
Variable Rate Demand Notes                              70.8
General Obligations                                     19.0
Fixed Rate Revenue                                       6.4
Adjustable Rate Put Bonds                                3.8
                                                     -------
Total                                                  100.0
                                                     -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE OHIO INSURED TAX-FREE FUND
--------------------------------------------------------------------------------

CREDIT QUALITY                             (% OF NET ASSETS)
AAA / Aaa                                               92.1
AA / Aa                                                  5.6
A/A                                                      2.3
                                                     -------
Total                                                  100.0
                                                     -------

PORTFOLIO ALLOCATION                       (% OF NET ASSETS)
General Obligations                                     41.1
Prerefunded / Escrowed to Maturity                      22.9
Hospital / Healthcare                                   12.0
Education                                               10.1
Miscellaneous                                            0.7
Water and Sewer                                          7.6
Transportation                                           4.3
Utilities                                                1.3
                                                     -------
Total                                                  100.0
                                                     -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

CREDIT QUALITY                             (% OF NET ASSETS)
A-1 / P-1 / AAA                                         84.8
FW1*                                                    15.2
                                                     -------
Total                                                  100.0
                                                     -------

PORTFOLIO ALLOCATION                       (% OF NET ASSETS)
Variable Rate Demand Notes                              72.6
Adjustable Rate Put Bonds                                4.7
Fixed Rate Revenue                                       8.8
General Obligations                                     13.9
                                                     -------
Total                                                  100.0
                                                     -------
--------------------------------------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                            FLORIDA          OHIO           OHIO         TAX-FREE
                                                                            TAX-FREE        INSURED       TAX-FREE         MONEY
                                                                          MONEY MARKET     TAX-FREE     MONEY MARKET      MARKET
                                                                              FUND           FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost                                                      $ 20,416,498    $ 64,920,561   $274,583,492   $ 56,211,085
-----------------------------------------------------------------------------------------------------------------------------------
  At market value                                                        $ 20,416,498    $ 68,140,743   $274,583,492   $ 56,211,085
Cash                                                                           42,728          31,654        138,577         38,279
Interest receivable                                                           128,191         429,253      2,011,335        394,917
Receivable for investment securities sold                                     400,000              --             --        600,000
Receivable for capital shares sold                                                 --          13,857             --             --
Other assets                                                                    1,486           8,205          7,206          6,066
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               20,988,903      68,623,712    276,740,610     57,250,347
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                              44,837          80,170        522,890            791
Payable to Advisor                                                              3,538          25,232         98,475         24,422
Payable to other affiliates                                                     4,009          10,779         25,922          9,591
Payable to Trustees                                                             3,546           4,818          1,500          3,852
Payable for securities purchased                                                   --              --             --        100,913
Payable for capital shares redeemed                                                --          16,321             --             --
Other accrued expenses and liabilities                                         17,381          43,093         70,608         37,388
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              73,311         180,413        719,395        176,957
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                               $ 20,915,592    $ 68,443,299   $276,021,215   $ 57,073,390
===================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                          $ 20,921,170    $ 65,118,973   $276,020,850   $ 57,073,153
Accumulated net realized gains (losses) from security transactions             (5,578)        104,144            365            237
Net unrealized appreciation on investments                                         --       3,220,182             --             --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                               $ 20,915,592    $ 68,443,299   $276,021,215   $ 57,073,390
===================================================================================================================================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares                                   $         --    $         --   $ 97,815,688   $         --
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                            --              --     97,805,806             --
===================================================================================================================================
Net asset value, offering price and redemption price per share           $         --    $         --   $       1.00   $         --
===================================================================================================================================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares                            $         --    $         --   $178,205,527   $         --
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                            --              --    178,202,056             --
===================================================================================================================================
Net asset value, offering price and redemption price per share           $         --    $         --   $       1.00   $         --
===================================================================================================================================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                                  $ 20,915,592    $ 62,552,563   $         --   $ 17,998,693
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                    20,921,159       5,381,735             --     18,008,803
===================================================================================================================================
Net asset value and redemption price per share                           $       1.00    $      11.62   $         --   $       1.00
===================================================================================================================================
Maximum offering price per share                                         $         --    $      12.20   $         --   $         --
===================================================================================================================================

================================================================================

                                                                            FLORIDA          OHIO           OHIO         TAX-FREE
                                                                            TAX-FREE        INSURED       TAX-FREE         MONEY
                                                                          MONEY MARKET     TAX-FREE     MONEY MARKET      MARKET
                                                                              FUND           FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares                                  $         --    $  5,890,736   $         --   $         --
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                            --         506,330             --             --
===================================================================================================================================
Net asset value, offering price and redemption price per share*          $         --    $      11.63   $         --   $         --
===================================================================================================================================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares                                  $         --   $          --   $         --   $ 39,074,697
===================================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                            --              --             --     39,074,505
===================================================================================================================================
Net asset value, offering price and redemption price per share           $         --    $         --   $         --   $       1.00
===================================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                            FLORIDA          OHIO           OHIO         TAX-FREE
                                                                            TAX-FREE        INSURED       TAX-FREE         MONEY
                                                                          MONEY MARKET     TAX-FREE     MONEY MARKET      MARKET
                                                                              FUND           FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income                                                          $    491,358    $  1,640,487   $  4,867,622   $    984,586
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                       68,412         177,073        614,396        133,416
Distribution expenses, Retail class                                                --              --        123,164             --
Distribution expenses, Class A                                                 34,199          80,337             --         21,029
Distribution expenses, Class C                                                     --          32,797             --             --
Distribution expenses, Class S                                                     --              --             --        109,629
Administration fees                                                             7,533          19,477         68,179         14,660
Accounting services fees                                                       12,000          18,750         24,750         17,750
Transfer Agent fees, Retail class                                                  --              --         19,102             --
Transfer Agent fees, Institutional class                                           --              --          6,000             --
Transfer Agent fees, Class A                                                    6,000          17,461             --          8,111
Transfer Agent fees, Class C                                                       --           6,000             --             --
Transfer Agent fees, Class S                                                       --              --             --          6,000
Custodian fees                                                                  3,892           4,967         26,156          4,631
Postage and supplies                                                            2,329          10,887         14,328          8,455
Trustees' fees and expenses                                                     7,313           7,586          5,269          6,435
Registration fees, Retail class                                                    --              --          8,023             --
Registration fees, Class A                                                        740           4,683             --          4,769
Registration fees, Class C                                                         --           3,809             --             --
Registration fees, Class S                                                         --              --             --          1,876
Professional fees                                                              10,066          11,543         19,799          9,873
Pricing expenses                                                                1,850           6,673          9,556          3,324
Reports to shareholders                                                         1,624           3,642          2,061          2,828
Compliance fees and expenses                                                       12             184          2,179             42
Other expenses                                                                    805           9,063          1,228            702
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                156,775         414,932        944,190        353,530
Fees waived by the Advisor                                                    (54,178)       (124,791)      (147,450)       (68,579)
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  102,597         290,141        796,740        284,951
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         388,761       1,350,346      4,070,882        699,635
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions                                     150         389,393            365            237
Net change in unrealized appreciation/depreciation on investments                  --       1,371,731             --             --
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                  150       1,761,124            365            237
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    388,911    $  3,111,470   $  4,071,247   $    699,872
===================================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                   FLORIDA
                                                                                   TAX-FREE                      OHIO INSURED
                                                                                 MONEY MARKET                      TAX-FREE
                                                                                     FUND                            FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS                     SIX MONTHS
                                                                             ENDED            YEAR          ENDED           YEAR
                                                                          DECEMBER 31,       ENDED       DECEMBER 31,       ENDED
                                                                             2006           JUNE 30,        2006           JUNE 30,
                                                                          (UNAUDITED)         2006       (UNAUDITED)        2006
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                    $    388,761    $    613,539   $  1,350,346   $  2,939,925
Net realized gains from security transactions                                     150              --        389,393        463,336
Net change in unrealized appreciation/
  depreciation on investments                                                      --              --      1,371,731     (3,729,537)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                         388,911         613,539      3,111,470       (326,276)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                          (388,761)       (613,539)    (1,247,646)    (2,693,310)
From net investment income, Class C                                                --              --       (102,700)      (246,822)
From net realized gains, Class A                                                   --              --       (605,797)      (958,818)
From net realized gains, Class C                                                   --              --        (57,110)      (109,298)
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS                                              (388,761)       (613,539)    (2,013,253)    (4,008,248)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                  17,946,463      63,790,639        759,879      2,782,827
Reinvested distributions                                                       54,051         126,808      1,246,836      2,459,039
Payments for shares redeemed                                              (24,508,881)    (64,638,128)    (4,705,315)   (11,695,657)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS                                          (6,508,367)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                          --              --         56,484        409,035
Reinvested distributions                                                           --              --        117,204        220,900
Payments for shares redeemed                                                       --              --     (1,123,628)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CLASS C SHARE TRANSACTIONS                                                  --              --       (949,940)    (2,221,909)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                                               (6,508,217)      (720,681)     (2,550,323)   (13,010,224)

NET ASSETS
Beginning of period                                                        27,423,809      28,144,490     70,993,622     84,003,846
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                            $ 20,915,592    $ 27,423,809   $ 68,443,299   $ 70,993,622
===================================================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME                                      $         --    $         --   $         --   $         --
===================================================================================================================================

See accompanying notes to financial statements.

================================================================================

                                                                                    OHIO
                                                                                   TAX-FREE                        TAX-FREE
                                                                                 MONEY MARKET                    MONEY MARKET
                                                                                    FUND                             FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS                     SIX MONTHS
                                                                             ENDED           YEAR           ENDED           YEAR
                                                                          DECEMBER 31,       ENDED       DECEMBER 31,       ENDED
                                                                             2006           JUNE 30,        2006           JUNE 30,
                                                                          (UNAUDITED)        2006        (UNAUDITED)        2006
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                    $  4,070,882    $  6,473,158   $    699,635   $    972,176
Net realized gains from security transactions                                     365          17,538            237             --
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  4,071,247       6,490,696        699,872        972,176
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail                                         (1,409,875)     (2,237,111)            --             --
From net investment income, Institutional                                  (2,661,007)     (4,236,047)            --             --
From net investment income, Class A                                                --              --       (235,732)      (410,299)
From net investment income, Class S                                                --              --       (463,903)      (561,877)
From net realized gains, Retail                                                (6,368)             --             --             --
From net realized gains, Institutional                                        (11,170)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                  (4,088,420)     (6,473,158)      (699,635)      (972,176)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold                                                  71,739,002     149,098,338             --             --
Reinvested distributions                                                    1,415,895       2,247,099             --             --
Payments for shares redeemed                                              (67,415,052)   (158,396,605)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM RETAIL SHARE
  TRANSACTIONS                                                              5,739,845      (7,051,168)            --             --
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold                                                 143,741,638     326,790,025             --             --
Reinvested distributions                                                       58,916         119,761             --             --
Payments for shares redeemed                                             (148,690,830)   (336,160,764)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM INSTITUTIONAL SHARE
  TRANSACTIONS                                                             (4,890,276)     (9,250,978)            --             --
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
Proceeds from shares sold                                                          --              --      7,741,055     16,325,115
Reinvested distributions                                                           --              --        231,905        405,444
Payments for shares redeemed                                                       --              --     (6,253,281)   (19,701,796)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSET  FROM CLASS A SHARE
  TRANSACTIONS                                                                     --              --      1,719,679     (2,971,237)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                                                          --              --     99,393,138    122,612,554
Reinvested distributions                                                           --              --        464,667        566,872
Payments for shares redeemed                                                       --              --    (93,440,835)  (103,596,488)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS S SHARE TRANSACTIONS                         --              --      6,416,970     19,582,938
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       832,396     (16,284,608)     8,136,886     16,611,701

NET ASSETS
Beginning of period                                                       275,188,819     291,473,427     48,936,504     32,324,803
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                            $276,021,215    $275,188,819   $ 57,073,390   $ 48,936,504
-----------------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT INCOME                                      $         --    $         --   $         --   $         --
===================================================================================================================================

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
================================================================================

FLORIDA TAX-FREE MONEY MARKET FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                            SIX MONTHS
                               ENDED
                            DECEMBER 31,                                      YEAR ENDED JUNE 30,
                               2006            ---------------------------------------------------------------------------------
                            (UNAUDITED)            2006            2005              2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     1.000        $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           0.014              0.023           0.011             0.004             0.008             0.017
Net realized gains
  (losses) on investments            --                 --          (0.000)(A)        (0.000)(A)         0.000(A)         (0.000)(A)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                      0.014              0.023           0.011             0.004             0.008             0.017
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income            (0.014)            (0.023)         (0.011)           (0.004)           (0.008)           (0.017)
  Distributions from
    net realized gains               --                 --              --            (0.000)(A)            --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions              (0.014)            (0.023)         (0.011)           (0.004)           (0.008)           (0.017)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  end of period             $     1.000        $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
================================================================================================================================
Total return                       2.89%(B)           2.28%           1.09%             0.36%             0.76%             1.66%
================================================================================================================================
Net assets at end
  of period (000's)         $    20,916        $    27,424     $    28,144       $    29,385       $    29,657       $    18,128
================================================================================================================================
Ratio of net expenses to
  average net assets               0.75%(B)           0.75%           0.75%             0.75%             0.69%             0.65%
Ratio of net investment
  income to average
  net assets                       2.84%(B)           2.23%           1.08%             0.35%             0.77%             1.64%


(A)   Amount rounds to less than $0.001.
(B)   Annualized.

See accompanying notes to financial statements.

================================================================================

OHIO INSURED TAX-FREE FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                            SIX MONTHS
                               ENDED
                            DECEMBER 31,                                      YEAR ENDED JUNE 30,
                               2006            ---------------------------------------------------------------------------------
                            (UNAUDITED)            2006            2005              2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     11.45        $     12.10        $ 11.68$             12.36       $     11.94       $     11.89
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            0.23               0.46            0.45              0.48              0.49              0.53
  Net realized and
    unrealized gains
    (losses) on investments        0.28              (0.49)           0.43             (0.50)             0.49              0.07
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                       0.51              (0.03)           0.88             (0.02)             0.98              0.60
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income             (0.23)             (0.46)          (0.45)            (0.48)            (0.49)            (0.53)
  Distributions from net
    realized gains                (0.11)             (0.16)          (0.01)            (0.21)            (0.07)            (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions               (0.34)             (0.62)          (0.46)            (0.69)            (0.56)            (0.55)
--------------------------------------------------------------------------------------------------------------------------------
Capital contributions                --                 --              --              0.03                --                --
================================================================================================================================
Net asset value at end
  of period                 $     11.62        $     11.45     $     12.10       $     11.68       $     12.36       $     11.94
================================================================================================================================
Total return(A)                    4.48%(B)          (0.25%)          7.66%             0.04%(C)          8.43%             5.15%
================================================================================================================================
Net assets at end of
  period (000's)            $    62,552        $    64,266     $    74,604       $    77,837       $    59,683       $    54,348
================================================================================================================================
Ratio of net expenses to
  average net assets               0.75%(D)           0.75%           0.75%             0.75%             0.75%             0.75%
Ratio of net investment
  income to average net
  assets                           3.88%(D)           3.87%           3.74%             3.94%             4.03%             4.47%
Portfolio turnover rate              35%(D)             24%             30%               36%               24%               28%


(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C) Total return would have been (0.21%) without the capital contribution made by the Advisor.
(D)   Annualized.

See accompanying notes to financial statements.

================================================================================

OHIO INSURED TAX-FREE FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================


                            SIX MONTHS
                               ENDED
                            DECEMBER 31,                                      YEAR ENDED JUNE 30,
                               2006            ---------------------------------------------------------------------------------
                            (UNAUDITED)            2006            2005              2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     11.46        $     12.11     $     11.69       $     12.41       $     11.96       $     11.89
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            0.18               0.37            0.36              0.39              0.40              0.44
  Net realized and
    unrealized gains
    (losses) on investments        0.28              (0.49)           0.43             (0.51)             0.52              0.09
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                       0.46              (0.12)           0.79             (0.12)             0.92              0.53
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income             (0.18)             (0.37)          (0.36)            (0.39)            (0.40)            (0.44)
  Distributions from net
    realized gains                (0.11)             (0.16)          (0.01)            (0.21)            (0.07)            (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions               (0.29)             (0.53)          (0.37)            (0.60)            (0.47)            (0.46)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  end of period             $     11.63        $     11.46     $     12.11       $     11.69       $     12.41       $     11.96
================================================================================================================================
Total return (A)                   4.08%(B)          (1.00%)          6.86%            (1.03%)            7.89%             4.54%
================================================================================================================================
Net assets at end of
  period (000's)            $     5,891        $     6,728     $     9,400       $     9,862       $     7,388       $     4,910
================================================================================================================================
Ratio of net expenses to
  average net assets               1.50%(C)           1.50%           1.50%             1.50%             1.50%             1.50%
Ratio of net investment
  income to average net
  assets                           3.13%(C)           3.12%           2.99%             3.19%             3.27%             3.72%
Portfolio turnover rate              35%(C)             24%             30%               36%               24%               28%


(A)   Total returns shown exclude the effect of applicable sales loads.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

================================================================================

OHIO TAX-FREE MONEY MARKET FUND - RETAIL

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                            SIX MONTHS
                               ENDED
                            DECEMBER 31,                                      YEAR ENDED JUNE 30,
                               2006            ---------------------------------------------------------------------------------
                            (UNAUDITED)            2006            2005              2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     1.000        $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           0.014              0.023           0.011             0.004             0.008             0.015
  Net realized gains
    (losses) on investments          --                 --              --             0.000(A)          0.000(A)         (0.000)(A)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                      0.014              0.023           0.011             0.004             0.008             0.015
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income            (0.014)            (0.023)         (0.011)           (0.004)           (0.008)           (0.015)
  Distributions from net
    realized gains               (0.000)(A)             --          (0.000)(A)        (0.000)(A)            --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions              (0.014)            (0.023)         (0.011)           (0.004)           (0.008)           (0.015)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at end
  of period                 $     1.000        $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
================================================================================================================================
Total return                       2.91%(B)           2.31%           1.13%             0.35%             0.78%             1.47%
================================================================================================================================
Net assets at end of
  period (000's)            $    97,816        $    92,082     $    99,127       $   165,145       $   155,810       $   211,083
================================================================================================================================
Ratio of net expenses to
  average net assets               0.75%(B)           0.75%           0.75%             0.75%             0.75%             0.75%
Ratio of net investment
  income to average net assets     2.86%(B)           2.26%           1.05%             0.35%             0.79%             1.46%


(A)   Amount rounds to less than $0.001.
(B)   Annualized.

See accompanying notes to financial statements.

================================================================================

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                            SIX MONTHS
                               ENDED
                            DECEMBER 31,                                        YEAR ENDED JUNE 30,
                               2006            ---------------------------------------------------------------------------------
                            (UNAUDITED)            2006            2005              2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     1.000        $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           0.016              0.025           0.014             0.006             0.010             0.017
  Net realized gains
    (losses) on
    investments                      --                 --              --             0.000(A)          0.000(A)         (0.000)(A)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                      0.016              0.025           0.014             0.006             0.010             0.017
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    Investment income            (0.016)            (0.025)         (0.014)           (0.006)           (0.010)           (0.017)
  Distributions from net
    realized gains               (0.000)(A)             --          (0.000)(A)        (0.000)(A)            --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions              (0.016)            (0.025)         (0.014)           (0.006)           (0.010)           (0.017)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at end
  of period                 $     1.000        $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
================================================================================================================================
Total return                       3.17%(B)           2.57%           1.39%             0.60%             1.03%             1.72%
================================================================================================================================
Net assets at end
  of period (000's)         $   178,205        $   183,107     $   192,346       $   174,739       $   266,120       $   210,679
================================================================================================================================
Ratio of net expenses to
  average net assets               0.50%(B)           0.50%           0.50%             0.50%             0.50%             0.50%
Ratio of net investment
  income to average net
  assets                           3.11%(B)           2.50%           1.41%             0.59%             1.02%             1.69%


(A)   Amount rounds to less than $0.001.
(B)   Annualized.

See accompanying notes to financial statements.

================================================================================

TAX-FREE MONEY MARKET FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                            SIX MONTHS
                               ENDED
                            DECEMBER 31,                                      YEAR ENDED JUNE 30,
                               2006            ---------------------------------------------------------------------------------
                            (UNAUDITED)            2006            2005              2004              2003             2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     1.000        $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
--------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           0.014              0.023           0.011             0.005             0.008             0.017
  Net realized gains on
    investments                      --                 --              --             0.000(A)          0.000(A)          0.000(A)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                      0.014              0.023           0.011             0.005             0.008             0.017
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income            (0.014)            (0.023)         (0.011)           (0.005)           (0.008)           (0.017)
  Distributions from net
    realized gains                   --                 --              --            (0.000)(A)            --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions              (0.014)            (0.023)         (0.011)           (0.005)           (0.008)           (0.017)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  end of period             $     1.000        $     1.000     $     1.000       $     1.000       $     1.000       $     1.000
================================================================================================================================
Total return                       2.84%(B)           2.28%           1.14%             0.50%             0.99%             1.73%
================================================================================================================================
Net assets at end of
  period (000's)            $    17,998        $    16,279     $    19,250       $    20,263       $    21,375       $    23,532
================================================================================================================================
Ratio of net expenses to
  average net assets               0.89%(B)           0.89%           0.89%             0.89%             0.89%             0.89%
Ratio of net investment
  income to average net
  assets                           2.80%(B)           2.23%           1.13%             0.48%             0.79%             1.71%


(A)   Amount rounds to less than $0.001.
(B)   Annualized.

See accompanying notes to financial statements.

================================================================================

TAX-FREE MONEY MARKET FUND - CLASS S

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                            SIX MONTHS
                               ENDED                                                                PERIOD
                            DECEMBER 31,                     YEAR ENDED JUNE 30,                     ENDED
                               2006            ------------------------------------------------     JUNE 30,
                            (UNAUDITED)            2006            2005              2004           2003(A)
------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     1.000        $     1.000     $     1.000     $     1.000       $     1.000
------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           0.013              0.020           0.009           0.002             0.001
  Net realized gains on
    investments                      --                 --              --           0.000(B)          0.000(B)
------------------------------------------------------------------------------------------------------------
Total from investment
  operations                      0.013              0.020           0.009           0.002             0.001
------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income            (0.013)            (0.020)         (0.009)         (0.002)           (0.001)
  Distributions from
    net realized gains               --                 --              --          (0.000)(B)            --
------------------------------------------------------------------------------------------------------------
Total distributions              (0.013)            (0.020)         (0.009)          (0.002)          (0.001)
------------------------------------------------------------------------------------------------------------
Net asset value at
  end of period             $     1.000        $     1.000     $     1.000     $     1.000       $     1.000
============================================================================================================
Total return                       2.57%(C)           2.01%           0.87%           0.25%             0.32%(C)
============================================================================================================
Net assets at end of
  period(000's)             $    39,075        $    32,658     $    13,075     $    16,381       $    18,692
============================================================================================================
Ratio of net expenses
  to average net assets            1.15%(C)           1.15%           1.15%           1.15%             1.15%(C)
Ratio of net investment
  income to average net
  assets                           2.54%(C)           2.10%           0.86%           0.22%             0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B)   Amount rounds to less than $0.001.
(C)   Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from federal income tax.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Ohio Insured Tax-Free Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

================================================================================

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio
Insured  Tax-Free  Fund  securities  are valued at market  using an  independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SHARE VALUATION -- The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

================================================================================

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In  addition,  each Fund  intends  to  satisfy  conditions,  which  enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

================================================================================

The tax character of distributions paid for the year ended June 30, 2006 was as follows:

                                                  FLORIDA
                                               TAX-FREE MONEY     OHIO INSURED
                                                 MARKET FUND     TAX-FREE FUND
--------------------------------------------------------------------------------
                                                    2006              2006
--------------------------------------------------------------------------------
From tax exempt income                         $      613,539   $    2,940,132
From long-term capital gains                               --        1,068,116
--------------------------------------------------------------------------------
                                               $      613,539   $    4,008,248
--------------------------------------------------------------------------------


                                               OHIO TAX-FREE        TAX-FREE
                                                MONEY MARKET      MONEY MARKET
                                                    FUND              FUND
--------------------------------------------------------------------------------
                                                    2006              2006
--------------------------------------------------------------------------------
From tax exempt income                         $    6,473,158   $      972,176
From long-term capital gains                               --               --
--------------------------------------------------------------------------------
                                               $    6,473,158   $      972,176
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2006:

                                                  FLORIDA
                                               TAX-FREE MONEY     OHIO INSURED
                                                 MARKET FUND     TAX-FREE FUND
--------------------------------------------------------------------------------
Cost of portfolio investments                  $   27,314,250   $   68,832,006
--------------------------------------------------------------------------------
Gross unrealized appreciation                              --        2,292,089
Gross unrealized depreciation                              --         (443,638)
--------------------------------------------------------------------------------
Net unrealized appreciation                                --        1,848,451
Capital loss carryforward                              (5,728)              --
Undistributed tax exempt income                        61,589           54,834
Undistributed long-term gains                              --          377,658
Other temporary differences                           (61,589)         (54,834)
--------------------------------------------------------------------------------
  Accumulated earnings (deficit)               $       (5,728)  $    2,226,109
--------------------------------------------------------------------------------

                                               OHIO TAX-FREE        TAX-FREE
                                                MONEY MARKET      MONEY MARKET
                                                    FUND              FUND
--------------------------------------------------------------------------------
Cost of portfolio investments                  $  274,468,437   $   49,840,821
--------------------------------------------------------------------------------
Undistributed tax exempt income                       475,760            1,211
Undistributed ordinary income                          16,017               --
Undistributed long-term gains                           1,521               --
Other temporary differences                          (475,760)          (1,211)
--------------------------------------------------------------------------------
  Accumulated earnings                         $       17,538   $           --
--------------------------------------------------------------------------------

================================================================================

The capital loss carryforward as of June 30, 2006 in the table above expires as follows:

FUND                                         AMOUNT      EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund         $     108      June 30, 2010
                                           $   5,422      June 30, 2013
                                           $     198      June 30, 2014
--------------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareho lders.

Reclassifcation of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. For the year ended June 30, 2006, the Ohio Insured Tax-Free Fund reclassified $207 of net investment loss to accumulated net realized gains on the Statement of Assets and Liabilities.

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. As of December 31, 2006, the aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $64,920,561, resulting in gross unrealized appreciation and depreciation of $3,236,843 and $16,661, respectively, and net unrealized appreciation of $3,220,182.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi annual report on June 30, 2007. Management is in the process of determining the impact of adoption.

3. INVESTMENT TRANSACTIONS

Investment   transactions   (excluding  short-term  investments  and  government
securities) were as follows for the six months ended December 31, 2006:

                                                               OHIO INSURED
                                                              TAX-FREE FUND
--------------------------------------------------------------------------------
Purchases of investment securities                             $12,155,565
Proceeds from sales and maturities of investment securities    $16,279,793
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Investment Services, Inc., formerly Integrated Fund Services, Inc., (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

================================================================================

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund:
Florida Tax-Free Money Market Fund - 0.75%; Ohio Insured Tax-Free Fund - 0.75% for Class A shares and 1.50% for Class C shares; Ohio Tax-Free Money Market Fund
- 0.75% for Retail shares and 0.50% for Institutional shares; Tax-Free Money Market Fund - 0.89% for Class A shares and 1.15% for Class S shares. The fee waivers and expense limitations will remain in effect until at least June 30, 2007.

Pursuant to this expense limitation agreement, during the six months ended December 31, 2006, the Advisor waived investment advisory fees and/or reimbursed other operating expenses of the Funds as follows:

                                               INVESTMENT    OTHER OPERATING
                                                ADVISORY        EXPENSES
                                              FEES WAIVED      REIMBURSED
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund            $   19,979       $     34,199
Ohio Insured Tax-Free Fund                    $   11,657       $    113,134
Ohio Tax-Free Money Market Fund               $   24,286       $    123,164
Tax-Free Money Market Fund                    $       --       $     68,579
--------------------------------------------------------------------------------

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund based on each Fund's net assets.

TRANSFER AGENT AGREEMENT

The Trust has entered into a Transfer Agency  Agreement with  Integrated.  Under the terms of the agreement, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

================================================================================

ACCOUNTING SERVICES AGREEMENT

Under the  terms of the  Accounting  Services  Agreement  between  the Trust and
Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee per Fund, based on average net assets, of each Fund subject to an additional monthly fee for each additional class of shares. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,014 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund during the six months ended December 31, 2006. In addition, the Underwriter collected $1,773 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Insured Tax-Free Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Insured Tax-Free Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust for a fee, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, Integrated receives a quarterly fee from each Fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

================================================================================

                                                            OHIO INSURED
                                                            TAX-FREE FUND
--------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED             YEAR
                                                   DECEMBER 31,         ENDED
                                                      2006             JUNE 30,
                                                   (UNAUDITED)          2006
--------------------------------------------------------------------------------
CLASS A
Shares sold                                            65,006          237,282
Shares reinvested                                     106,547          209,846
Shares redeemed                                      (403,813)        (997,466)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                   (232,260)        (550,338)
Shares outstanding, beginning of period             5,613,995        6,164,333
--------------------------------------------------------------------------------
Shares outstanding, end of period                   5,381,735        5,613,995
================================================================================

CLASS C
Shares sold                                             4,874           35,097
Shares reinvested                                      10,007           18,821
Shares redeemed                                       (95,736)        (242,714)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                    (80,855)        (188,796)
Shares outstanding, beginning of period               587,185          775,981
--------------------------------------------------------------------------------
Shares outstanding, end of period                     506,330          587,185
================================================================================


6. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PORTFOLIO OF INVESTMENTS
FLORIDA TAX-FREE MONEY MARKET FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

     PRINCIPAL                                                               COUPON     MATURITY       MARKET
      AMOUNT                                                                  RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 12.7%

$     500,000  Willard OH LTGO BANS                                           4.250      01/24/07  $   500,170
      200,000  St Lucie Co FL Pub Impt Rev Ser A Escrowed to Maturity         4.800      04/01/07      200,595
      300,000  Mentor On The Lake OH LTGO BANS                                4.250      06/26/07      300,562
      200,000  FL St Dept Environmental Protection Preservation Rev Ser A     5.000      07/01/07      201,398
      500,000  AMP OH Elect Rev BANS (Woodville Village)                      4.350      07/19/07      500,660
      150,000  Hillsborough Co FL Util Ref Rev                                4.000      08/01/07      150,390
      400,000  AMP OH Elect Rev BANS (Carey Village)                          4.400      08/02/07      400,564
      400,000  Tampa FL GTD Entitlement Rev                                   6.000      10/01/07      407,159
--------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                 $ 2,661,498
--------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 76.5%

$     300,000  Collier Co FL Edl Facs Auth Rev (Ave Maria)                    4.000      01/01/07  $   300,000
      700,000  Putnam Co FL Dev Auth PCR (FL Pwr & Light Co)                  3.950      01/01/07      700,000
      700,000  Manatee Co FL PCR (Florida Pwr & Light Co)                     3.950      01/01/07      700,000
      650,000  Univ Athletic Assn Inc (FL Athletic Prog Rev)                  4.000      01/01/07      650,000
      200,000  Broward Co FL Hlth Facs Rev (John Knox Village)                4.050      01/01/07      200,000
      300,000  FL St Governmental Fin Comm                                    4.000      01/01/07      300,000
      400,000  Collier Co FL Hlth Fac Auth Hosp Rev (Cleveland Clinic)        3.980      01/01/07      400,000
      250,000  Broward Co FL HFA MFH Rev (Jacaranda Village Apts)             3.910      01/03/07      250,000
      605,000  Marion Co FL HFA (Paddock Apts)                                3.900      01/03/07      605,000
      510,000  Pinellas Co FL Edl Facs Auth Rev (Shorecrest Prep)             3.910      01/03/07      510,000
      800,000  Volusia Co FL HFA MFH Rev (Anatole Apts)                       3.900      01/03/07      800,000
      100,000  Lee Co FL HFA MFH Rev (Forestwood Apts)                        3.960      01/03/07      100,000
    1,000,000  Seminole Co FL IDA Rev (Master Academy)                        3.930      01/04/07    1,000,000
      775,000  Pasco Co FL School Board COP                                   3.910      01/04/07      775,000
    1,050,000  Miami-Dade Co FL Wtr & Swr Rev                                 3.930      01/04/07    1,050,000
      450,000  Duval Co FL HFA MFH Rev (Lighthouse Bay Apts)                  3.910      01/04/07      450,000
      300,000  Seminole Co FL IDA (FL Living Nursing Ctr)                     4.110      01/04/07      300,000
      200,000  Puerto Rico Cmnwlth Hwy & Trans Auth Hwy Rev Ser 969           3.900      01/04/07      200,000
       10,000  Gulf Breeze FL Loc Govt Loan Prog B                            4.000      01/04/07       10,000
      350,000  Gulf Breeze FL Muni Bond Fund Ser A                            3.930      01/04/07      350,000
      900,000  Palm Beach Co FL Rev (Henry Morrison Flagler)                  3.940      01/04/07      900,000
      250,000  Hillsborough Co FL  Rev (Carrollwood Day)                      3.910      01/04/07      250,000
    1,000,000  Jacksonville FL Econ Dev Hlthcare Facs Rev                     3.950      01/04/07    1,000,000
      900,000  Palm Beach Co FL Rev (Morse Oblig Group)                       3.930      01/04/07      900,000
      100,000  Palm Beach Co FL Edl Facs Auth Rev (Atlantic College)          3.920      01/04/07      100,000
    1,000,000  Lexington-Fayette Urban Co KY Govt IBR (Liberty Ridge)         4.010      01/04/07    1,000,000
      500,000  FL Higher Edl Facs Auth Rev (St Thomas Univ)                   3.990      01/04/07      500,000
      100,000  Univ of North FL Rev (Parking Sys)                             4.030      01/04/07      100,000
      675,000  Duval Co FL HFA MFH Rev (Glades Apts)                          3.910      01/04/07      675,000
      930,000  Lee CO FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth)            3.990      01/05/07      930,000
--------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                         $16,005,000
--------------------------------------------------------------------------------------------------------------

================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY     MARKET
    AMOUNT                                                                    RATE        DATE       VALUE
--------------------------------------------------------------------------------------------------------------
               ADJUSTABLE RATE PUT BONDS -- 3.6%

$     750,000  Putnam Co FL Dev Auth PCR (Seminole Elec Coop)                 3.530      06/15/07  $   750,000
--------------------------------------------------------------------------------------------------------------

               COMMERCIAL PAPER -- 4.8%

$   1,000,000  Jacksonville FL Hlth Facs Auth Rev (Baptist Med Ctr)           3.510      02/06/07  $ 1,000,000
--------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 97.6%
               (Amortized Cost $20,416,498)                                                        $20,416,498

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%                                           499,094
--------------------------------------------------------------------------------------------------------------

               NET ASSETS - 100.0%                                                                 $20,915,592
==============================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

PORTFOLIO OF INVESTMENTS
OHIO INSURED TAX-FREE FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY     MARKET
    AMOUNT                                                                    RATE        DATE       VALUE
--------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 96.0%

$     149,812  Columbus OH Special Assessment GO                              5.050      04/15/08  $   152,390
    1,000,000  Hamilton OH CSD GO Prerefunded @ 101                           5.625      12/01/09    1,064,960
    1,000,000  Univ of Cincinnati OH General Rcpts Rev Prerefunded @ 101      5.750      12/01/09    1,068,400
    1,035,000  Reading OH Rev (St Mary's Ed Institute)                        5.550      02/01/10    1,085,984
       55,500  Cuyahoga Co OH Mtg Rev (West Tech Apts)                        5.100      09/20/10       55,443
    1,000,000  Greene Co OH Swr Sys Rev Prerefunded @ 101                     5.625      12/01/10    1,079,830
    1,000,000  Hilliard OH CSD GO Prerefunded @ 101                           5.750      12/01/10    1,084,360
      525,000  Kings OH LSD GO Prerefunded @ 101                              6.050      12/01/10      574,954
      500,000  Lake OH LSD GO (Stark Co) Prerefunded @ 100                    5.750      12/01/10      537,845
    1,000,000  Summit Co OH GO Prerefunded @ 101                              6.000      12/01/10    1,091,500
    1,500,000  Nordonia Hills OH CSD GO Prerefunded @ 101                     5.375      12/01/10    1,606,170
    1,000,000  Hilliard OH CSD GO Prerefunded @ 101                           5.750      12/01/10    1,084,360
      145,000  Cuyahoga Co OH Hosp Rev (Univ Hosp) Escrowed to Maturity       9.000      06/01/11      161,922
    1,000,000  Lorain Co OH Hosp Rev (Catholic Hlth)                          5.625      10/01/11    1,074,150
    1,000,000  Hamilton Co OH Swr Sys Rev                                     5.500      12/01/11    1,081,690
    1,000,000  Pickerington OH LSD UTGO Prerefunded @ 101                     5.250      12/01/11    1,071,000
      155,000  New Albany Plain LSD Prerefunded @ 101                         5.000      06/01/12      165,126
    1,750,000  Eaton OH CSD GO Prerefunded @ 101                              5.000      12/01/12    1,887,918
    1,000,000  Monroe OH LSD Sch Impt GO Prerefunded @ 100                    5.000      12/01/12    1,070,740
    1,200,000  Ross Twp OH LSD GO Prerefunded @ 100                           5.000      12/01/13    1,295,988
      660,000  West Chester Twp OH GO                                         5.500      12/01/14      716,767
      400,000  Warren OH Wtr Wrks Rev                                         5.500      11/01/15      439,308
      925,000  Buckeye Valley OH LSD GO                                       6.850      12/01/15    1,060,651
      640,000  Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                7.400      01/01/16      746,054
    1,260,000  Cleveland OH Arpt Sys Rev                                      5.125      01/01/17    1,287,191
    1,000,000  Lorain Co OH Hosp Rev (Catholic Hlth Partners)                 5.500      09/01/19    1,059,260
    1,000,000  Lucas Co OH Hosp Rev (Promedica Hlth Grp)                      5.625      11/15/19    1,056,550
    1,085,000  West Clermont OH LSD GO                                        5.000      12/01/19    1,149,894
      210,000  Butler Co OH GO                                                5.250      12/01/20      227,709
      850,000  West Chester Twp OH GO                                         5.000      12/01/20      899,419
    1,210,000  Cincinnati OH Tech College Rev                                 5.250      10/01/21    1,309,849
    1,185,000  Akron OH Impt GO                                               5.000      12/01/22    1,255,993
      765,000  Fairfield Co OH GO                                             5.000      12/01/22      807,924
      250,000  OH St Higher Ed Fac (Xavier Univ)                              5.000      05/01/23      263,863
    1,050,000  Harrison OH Wst Wtr Sys Rev                                    5.250      11/01/23    1,133,664
      865,000  Fairfield Co OH GO                                             5.000      12/01/23      924,391
      425,000  Hamilton OH CSD GO                                             5.000      12/01/23      454,181
      450,000  Columbus OH TIF Rev (Polaris)                                  4.750      12/01/23      466,502
    1,000,000  Akron OH Var Purp GO                                           5.000      12/01/23    1,054,390
    1,000,000  OH St Higher Ed Fac Rev (Univ Dayton)                          5.000      12/01/23    1,059,630
    1,480,000  Lakewood OH CSD GO                                             5.250      12/01/23    1,613,940
    2,000,000  South-Western CSD UTGO                                         4.750      12/01/23    2,093,400
    1,000,000  Toledo OH CSD GO                                               5.000      12/01/23    1,059,910
    1,000,000  Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr)               5.000      05/15/24    1,054,150
      400,000  Springboro OH Swr Sys Rev                                      5.000      06/01/24      424,400
      825,000  Parma OH GO                                                    4.750      12/01/24      863,528
    1,040,000  Franklin Co OH Hosp Rev (Childrens Hosp)                       5.000      05/01/25    1,100,965
    1,885,000  Kings OH LSD UTGO                                              5.000      12/01/25    2,010,277

================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY     MARKET
    AMOUNT                                                                    RATE        DATE       VALUE
--------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 96.0% (CONTINUED)

$     845,000  New Albany Plain LSD GO                                        5.000      12/01/25  $   887,478
      810,000  Big Walnut OH LSD GO                                           5.000      12/01/25      861,119
    1,000,000  Univ of Cincinnati OH General Rcpts                            4.750      06/01/26    1,038,460
    1,500,000  Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)             5.125      11/15/26    1,586,295
    1,090,000  Fairborn OH CSD GO                                             5.000      12/01/26    1,168,644
    2,750,000  Little Miami OH LSD GO                                         5.000      12/01/26    2,947,697
    1,085,000  Elyria OH Var Purp GO                                          5.000      12/01/26    1,163,001
    3,000,000  OH St Higher Ed Fac Rev (Univ Dayton)                          5.000      12/01/26    3,208,079
    2,100,000  Oregon OH CSD GO                                               5.000      12/01/27    2,234,924
    2,000,000  Mason OH Swr Sys Rev                                           5.000      12/01/28    2,112,820
      900,000  Licking Heights OH LSD GO                                      6.400      12/01/28    1,173,546
    1,185,000  Delaware OH GO                                                 5.000      12/01/28    1,270,190
--------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                 $65,540,743
--------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 3.8%

$     900,000  OH St Air Quality Rev PCR (OH Edison)                          3.950      01/02/07  $   900,000
      100,000  Hamilton Co OH Hosp Rev (Hlth Alliance) Ser B                  3.850      01/03/07      100,000
    1,600,000  Puerto Rico Cmnwlth Hwy & Trans Auth Rev Ser 969               3.900      01/04/07    1,600,000
--------------------------------------------------------------------------------------------------------------

               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                         $ 2,600,000
--------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.8%
               (Amortized Cost $64,920,561)                                                        $68,140,743

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                                           302,556
--------------------------------------------------------------------------------------------------------------

               NET ASSETS - 100.0%                                                                 $68,443,299
==============================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

PORTFOLIO OF INVESTMENTS
OHIO TAX-FREE MONEY MARKET FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY     MARKET
    AMOUNT                                                                    RATE        DATE       VALUE
--------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 25.3%

$   1,780,000  AMP OH Elect Rev BANS (Brewster)                               4.000      01/11/07  $ 1,780,192
    3,435,000  Stryker OH LSD UTGO BANS                                       5.000      01/11/07    3,436,210
    1,130,000  Stryker OH LSD LTGO BANS                                       5.000      01/11/07    1,130,398
    2,000,000  OH Univ Gen Rcpts BANS                                         4.500      01/18/07    2,001,081
    2,020,000  Willard OH LTGO BANS                                           4.250      01/24/07    2,020,686
    1,000,000  Univ of Cincinnati Gen Rcpts BANS                              4.500      01/25/07    1,000,394
    1,000,000  Mount Vernon OH LTGO BANS                                      4.375      03/22/07    1,001,580
      100,000  OH St Bldg Auth Facs (Adult Corr Bldg)                         5.500      04/01/07      100,470
      100,000  OH St Hwy Cap Impt UTGO Ser E                                  5.500      05/01/07      100,610
    2,000,000  Worthington OH CSD UTGO BANS                                   4.375      05/03/07    2,005,606
    2,500,000  Canal Winchester OH LTGO BANS                                  4.550      05/10/07    2,505,160
      900,000  OH St Higher Ed Fac Rev (Xavier Univ) Prerefunded @102         5.300      05/15/07      923,513
    4,225,000  Middletown OH CSD UTGO BANS                                    4.300      06/07/07    4,232,055
      500,000  Delaware Co OH LTGO BANS                                       4.750      06/13/07      502,293
    4,950,000  Anderson Twp OH LTGO BANS                                      4.750      06/14/07    4,971,650
    3,000,000  Versailles OH Exempt Village SD UTGO BANS                      4.350      06/26/07    3,008,520
    1,450,000  Solon OH UTGO BANS                                             4.500      06/28/07    1,454,462
    1,425,000  AMP OH Elect Rev BANS (Newton Falls)                           4.250      06/29/07    1,426,486
    1,000,000  Columbiana OH Elect Sys Impt Rev BANS                          4.300      07/11/07    1,001,268
      995,000  Columbiana OH Wtr Main Impt BANS                               4.400      08/08/07      996,444
    1,285,000  AMP OH Elect Rev BANS (Bryan)                                  3.900      08/17/07    1,285,000
    3,159,000  Jackson Co OH Var Purp LTGO BANS                               4.300      09/06/07    3,166,254
      783,555  Parma Heights OH LTGO BANS                                     3.700      09/20/07      783,555
      820,000  Warrensville Heights OH Var Purp LTGO BANS                     3.950      09/20/07      821,424
      796,000  Oakwood OH LTGO BANS                                           4.050      09/27/07      797,415
    3,500,000  Cuyahoga Heights OH UTGO BANS                                  4.500      09/27/07    3,520,036
    2,500,000  Vermilion OH Var Purp LTGO BANS                                4.250      10/11/07    2,510,685
      750,000  Ontario OH Wtr Sys Impt LTGO BANS                              4.000      10/17/07      751,431
    2,045,000  Kent OH Var Purp LTGO BANS                                     4.250      10/18/07    2,055,224
    1,455,000  AMP OH Var Purp RANS                                           3.650      11/01/07    1,455,000
    1,165,000  AMP OH Elect Rev BANS (Monroeville Village)                    3.700      11/15/07    1,165,000
    2,070,000  AMP OH Elect Rev BANS (Shelby)                                 3.700      11/15/07    2,070,000
    1,000,000  Solon OH Var Purp UTGO BANS                                    4.000      11/21/07    1,003,433
    3,000,000  Deerfield Twp OH Var Purp LTGO BANS                            3.610      11/29/07    3,000,000
    1,640,000  AMP OH Elect Rev BANS (Bowling Green)                          3.700      11/29/07    1,640,000
      955,000  AMP OH Elect Rev BANS (Amherst)                                3.700      11/29/07      955,000
    1,600,000  Niles OH Wtr Sys Impt LTGO BANS                                4.250      11/30/07    1,606,331
    1,780,000  AMP OH Elect Rev BANS (Edgerton)                               4.000      12/06/07    1,783,187
    1,610,000  Oakwood OH Street Impt LTGO BANS                               4.150      12/06/07    1,616,483
    2,180,000  North Baltimore OH LSD BANS                                    4.350      12/13/07    2,191,956
--------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                 $69,776,492
--------------------------------------------------------------------------------------------------------------

================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY      MARKET
    AMOUNT                                                                    RATE        DATE        VALUE
--------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DENAND NOTES -- 70.6%

$     100,000  Cuyahoga Co OH Hosp (Univ Hosp)                                3.990      01/01/07  $   100,000
    2,000,000  OH St Air Quality Rev PCR (OH Edison)                          3.950      01/01/07    2,000,000
      815,000  OH St Wtr Dev Auth Rev (FirstEnergy) Ser A                     4.000      01/01/07      815,000
    2,030,000  Cuyahoga Co OH IDR (S&R Playhouse Rlty)                        3.550      01/01/07    2,030,000
      810,000  Centerville OH Hlthcare (Bethany Luth Village)                 3.950      01/03/07      810,000
    1,510,000  Lorain Co OH IDR (EMH Regl Med Ctr)                            3.990      01/03/07    1,510,000
      150,000  Orrville OH Hosp Facs Rev (Orrville Hosp Fdtn)                 4.030      01/03/07      150,000
    2,000,000  Montgomery Co OH EDR (Dayton Art Inst)                         3.970      01/03/07    2,000,000
      475,000  Erie Co OH IDR (Toft Dairy Inc)                                3.990      01/03/07      475,000
      200,000  Hamilton Co OH Hosp Facs Rev (Hlth Alliance) Ser F             3.850      01/03/07      200,000
    1,575,000  Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn)                3.990      01/03/07    1,575,000
    4,475,000  OH Wtr Dev Auth Rev (Purewater)                                3.880      01/03/07    4,475,000
    2,050,000  OH Wtr Dev Auth Rev (Timken Company)                           3.950      01/03/07    2,050,000
    3,800,000  Lake Co OH Hosp Facs Rev (Lake Hosp)                           3.980      01/03/07    3,800,000
      625,000  Hamilton Co OH Hlth Facs (St Aloysius Orphanage)               3.990      01/03/07      625,000
    2,300,000  Hamilton Co OH Hosp Facs Rev (Hlth Alliance) Ser B             3.850      01/03/07    2,300,000
      300,000  Hamilton Co OH Hosp Facs Rev (Gamble)                          3.870      01/03/07      300,000
    2,000,000  Ohio St Air Quality Dev Auth Rev (FirstEnergy) Ser B           3.950      01/03/07    2,000,000
    3,000,000  Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126                     3.920      01/03/07    3,000,000
    4,000,000  Middletown OH Dev Rev (Bishop-Fenwick HS)                      3.970      01/03/07    4,000,000
      900,000  OH St Air Quality Dev Auth Rev(Timken)                         3.910      01/03/07      900,000
      800,000  Puerto Rico Elect Pwr Auth Tr Rcpts Ser SGA 43                 3.860      01/03/07      800,000
    1,300,000  Butler Co OH Hosp Facs (Berkeley Sq Ret)                       3.920      01/04/07    1,300,000
    3,900,000  Athens Co OH Port Auth (Hsg for OH Univ)                       3.960      01/04/07    3,900,000
      500,000  Ashtabula Co OH Hosp (Ashtabula Co Med Ctr)                    3.930      01/04/07      500,000
      155,000  Marion Co OH Hosp Pooled Lease Rev                             3.930      01/04/07      155,000
    3,535,000  Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)              3.990      01/04/07    3,535,000
    2,500,000  Hamilton Co OH Hlthcare (Life Enriching Cmntys) B              3.930      01/04/07    2,500,000
    2,940,000  Delaware Co OH Hlth Facs (Sarah Moore Home)                    4.060      01/04/07    2,940,000
    6,775,000  Clark Co OH MFH Rev (OH Masonic Home)                          3.940      01/04/07    6,775,000
    1,850,000  Franklin Co OH EDR (Dominican Sisters)                         3.990      01/04/07    1,850,000
      825,000  Franklin Co OH IDR (OH Girl Scout Council)                     4.250      01/04/07      825,000
    1,270,000  Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 1997          3.910      01/04/07    1,270,000
    2,000,000  Carroll Co OH Hlthcare Facs (St Johns Village)                 3.980      01/04/07    2,000,000
    5,000,000  ABN AMRO MuniTOPS Ctfs Tr 2006-4                               3.950      01/04/07    5,000,000
    2,605,000  Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 2000          3.910      01/04/07    2,605,000
      400,000  Lucas Co OH Hlth Facs (Lutheran Homes)                         3.960      01/04/07      400,000
    6,315,000  Hamilton Co OH Sales Tax Fltr Ctfs Ser 356                     3.950      01/04/07    6,315,000
    2,500,000  Cambridge OH Hosp Facs Rev (SE OH Regl Med)                    3.980      01/04/07    2,500,000
    1,150,000  Hamilton Co OH Hosp (Beechwood Home)                           3.920      01/04/07    1,150,000
    2,340,000  Middleburg Hgts OH Hosp Rev (SW Gen Hlth)                      3.920      01/04/07    2,340,000
    4,385,000  Franklin Co OH Hlth Facs (Presbyterian)                        3.930      01/04/07    4,385,000
    2,000,000  Jackson OH Hosp Facs Rev (Holzer Cons Hlth Sys)                3.940      01/04/07    2,000,000
    2,130,000  Butler Co OH Hosp Facs Rev (Middletown Regl Hosp)              3.930      01/04/07    2,130,000
    2,320,000  Summit Co OH Civic Facs Rev (YMCA)                             3.990      01/04/07    2,320,000
    1,000,000  Puerto Rico Cmnwlth Hwy & Trans Auth Rev Ser 969               3.900      01/04/07    1,000,000
      300,000  Toledo OH City Svcs Special Assmnt                             3.910      01/04/07      300,000
    1,080,000  Hamilton Co OH Hosp (Drake Ctr Inc)                            3.910      01/04/07    1,080,000

================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY      MARKET
    AMOUNT                                                                    RATE        DATE         VALUE
---------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 70.6% (CONTINUED)

$   2,800,000  Univ of Akron Gen Rcpts Ser 2004                               3.910      01/04/07  $  2,800,000
      200,000  OH St Higher Ed Rev (Malone College)                           3.980      01/04/07       200,000
    4,000,000  Henry Co OH Fac Impt Rev (Co Hosp)                             3.990      01/04/07     4,000,000
      710,000  Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)              4.070      01/04/07       710,000
    1,835,000  Hamilton Co OH Hlthcare Facs Rev (Episcopal)                   3.910      01/04/07     1,835,000
    3,000,000  OH Univ Gen Rcpts Rev                                          3.930      01/04/07     3,000,000
      795,000  Butler Co OH Hlthcare Facs Rev (Lifesphere)                    3.950      01/04/07       795,000
    4,800,000  Cleveland OH Waterworks Rev Ser B                              3.880      01/04/07     4,800,000
      695,000  Mahoning Co OH Hsg Rev (Youngstown St Univ)                    3.950      01/04/07       695,000
    3,450,000  Puerto Rico Childrens Tr Fund Putter Ser 149                   3.950      01/04/07     3,450,000
    3,000,000  OH St Higher Ed Fac Pooled Fin Rev (2006)                      3.930      01/04/07     3,000,000
    4,750,000  Hamilton Co OH Pkg Sys Rev                                     3.910      01/04/07     4,750,000
      300,000  Hamilton Co OH EDR (Contemporary Arts Ctr)                     3.950      01/04/07       300,000
    1,600,000  Cuyahoga Co OH Hlth Facs Rev (Franciscan Cmntys)               3.910      01/04/07     1,600,000
    1,300,000  Columbus OH Regl Arpt Auth Rev                                 3.930      01/04/07     1,300,000
    1,700,000  Montgomery Co OH Rev (St Vincent de Paul)                      3.940      01/04/07     1,700,000
    2,944,000  Hamilton OH MFH Afford Hsg (Knollwood Village) A               3.930      01/04/07     2,944,000
      650,000  Geauga Co OH Hlthcare Facs Rev (Heather Hill Inc)              3.890      01/04/07       650,000
    2,553,000  Hancock Co OH MFH (Crystal Glen Apts) A                        3.930      01/04/07     2,553,000
    6,160,000  Cuyahoga Co OH Cont Care Facs Rev                              3.910      01/04/07     6,160,000
    3,030,000  Lima OH Hosp Facs (Lima Mem Hosp)                              3.990      01/04/07     3,030,000
       25,000  Lucas Co OH Hosp Rev (Sunshine Childrens Home)                 4.080      01/04/07        25,000
      375,000  Mahoning Co OH IDR (OH Heart Inst)                             4.250      01/04/07       375,000
    2,440,000  Akron Bath Copley OH Hosp (Summa Hlth) B                       3.930      01/04/07     2,440,000
      995,000  Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)                   4.150      01/04/07       995,000
      100,000  Cochocton Co OH Hosp (Echoing Hills Village)                   4.150      01/04/07       100,000
      700,000  OH St Higher Ed Fac Pooled Fin Rev (1997)                      3.980      01/04/07       700,000
    2,700,000  OH St Higher Ed Fac Pooled Fin Rev (1998)                      3.980      01/04/07     2,700,000
    5,000,000  Mahoning Co OH Hosp Facs Rev (Forum Hlth Oblig)                3.930      01/04/07     5,000,000
    4,720,000  Woodlawn OH EDR (Goodwill Inds)                                3.920      01/04/07     4,720,000
    1,045,000  Mason OH TIF Rev (Central Parke of Mason)                      3.970      01/04/07     1,045,000
    1,275,000  OH St Higher Ed Fac Pooled Fin Rev (1999)                      3.980      01/04/07     1,275,000
    3,610,000  OH St Tpk Rev Fltr Ctfs Ser 71                                 3.950      01/04/07     3,610,000
    1,195,000  Franklin Co OH Hlth Facs (Heinzerling Fndtn)                   4.040      01/04/07     1,195,000
    1,400,000  Cuyahoga Co OH Civic Facs (West Side Ecumenical)               3.990      01/04/07     1,400,000
    3,400,000  ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD)         3.950      01/04/07     3,400,000
    1,600,000  Warren Co OH IDR (Liquid Container)                            3.950      01/04/07     1,600,000
    3,995,000  Univ of Akron Gen Rcpts Fltr Ctfs Ser 165                      3.950      01/04/07     3,995,000
    1,305,000  Summit Co OH Hlth Facs (Evant Inc)                             4.030      01/04/07     1,305,000
    3,815,000  Sharonville OH IDR (Duke Rlty LP)                              4.040      01/04/07     3,815,000
      500,000  Ottawa Co OH Hosp Rev (Lutheran Home of Mercy) Ser 99          4.030      01/04/07       500,000
    1,360,000  Miami Co OH Hosp Facs (Upper Valley Med Ctr)                   3.990      01/05/07     1,360,000
    5,700,000  Hamilton Co OH IDR (ADP)                                       3.630      01/15/07     5,700,000
---------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                         $194,517,000
===============================================================================================================

================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY      MARKET
    AMOUNT                                                                    RATE        DATE         VALUE
---------------------------------------------------------------------------------------------------------------
               ADJUSTABLE RATE PUT BONDS -- 3.7%

$   2,635,000  Cuyahoga Co OH IDR (Halle Office Bldg)                         3.960      04/01/07  $  2,635,000
      810,000  Clermont Co OH EDR (John Q Hammons/Clermont Hills)             3.900      05/01/07       810,000
    3,000,000  ABN AMRO MuniTOPS Ctfs Tr 2006-37, 144A                        3.600      05/10/07     3,000,000
    2,155,000  Richland Co OH IDR (Mansfield Sq Ltd)                          3.800      05/15/07     2,155,000
      415,000  Gallia Co OH IDR (Jackson Pike Assoc)                          3.800      06/15/07       415,000
    1,275,000  McDonald Tax Exempt Mtge Trust                                 4.350      12/17/07     1,275,000
---------------------------------------------------------------------------------------------------------------
               TOTAL ADJUSTABLE RATE PUT BONDS                                                     $ 10,290,000
---------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.6%
               (Amortized Cost $274,583,492)                                                       $274,583,492

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                          1,437,723
---------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                $276,021,215
===============================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

PORTFOLIO OF INVESTMENTS
TAX-FREE MONEY MARKET FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY      MARKET
    AMOUNT                                                                    RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATIIB BONDS -- 22.4%

$     750,000  Noblesville IN Rev BANS                                        3.750      01/01/07  $   750,000
      100,000  IN St Edl Facs Auth Rev (Butler Univ) Prerefunded @ 101        5.200      01/01/07      101,000
      479,350  AMP OH Elect Sys Rev BANS (Milan Village)                      4.000      01/11/07      479,395
      100,000  Taylor IN Cmnty Sch Corp Rev Prerefunded @ 101                 4.750      01/15/07      101,039
      300,000  Virginia Beach VA UTGO                                         5.000      01/15/07      300,118
    1,000,000  Willard OH BANS LTGO                                           4.250      01/24/07    1,000,339
    1,000,000  Chelmsford MA Wtr Dist UTGO BANS                               4.000      01/25/07    1,000,261
      100,000  SC Jobs EDA Rev (Anderson Med Ctr)                             4.750      02/01/07      100,091
      225,000  De Kalb Ogle ETC Co IL Cmnty College Dist 523 UTGO             5.750      02/01/07      225,377
      100,000  Indianapolis IN Loc Pub Impt Rev                               4.600      02/01/07      100,088
      325,000  IN Bond Bank Rev                                               6.000      02/01/07      325,641
      500,000  OH St Tpk Cmnty Rev Ser B                                      5.000      02/15/07      500,812
      150,000  North Harris Montgomery Cmnty College Dist TX LTGO             5.000      02/15/07      150,254
      100,000  Collin Co TX UTGO                                              4.750      02/15/07      100,129
      195,000  Shelby Co TN Pub Impt & Sch Ser A UTGO                         5.000      03/01/07      195,433
      250,000  Maryland St Loc Facs UTGO Prerefunded @ 100                    5.000      03/01/07      250,557
      100,000  Daviess Co KY UTGO (Solid Waste Sys)                           4.050      04/01/07      100,035
      200,000  Madison Co MS SD UTGO                                          4.000      04/15/07      200,224
      100,000  Dist of Colmbia UTGO Ser B2                                    5.500      06/01/07      100,779
      100,000  Dist of Colmbia UTGO Ser A3                                    5.600      06/01/07      100,820
      200,000  Dist of Columbia UTGO Ser B1                                   5.500      06/01/07      201,526
      878,000  Versailles OH Exempt Village SD BANS                           4.350      06/26/07      880,494
      700,000  Mentor on the Lake OH LTGO BANS                                4.250      06/26/07      701,312
      100,000  Delaware Trans Auth Rev                                        5.500      07/01/07      100,913
      150,000  WA St Pub Pwr Supply Rev Ser A (Nuclear Proj No 2)
               Escrowed to Maturity                                           6.000      07/01/07      151,760
      160,000  Virginia College Bldg Auth VA Edl Facs Rev (Marymount Univ)    4.300      07/01/07      160,436
      420,000  Columbiana OH Elect Sys Impt Rev BANS                          4.300      07/11/07      420,532
    1,000,000  AMP OH Elect Sys Rev BANS (Woodville Village)                  4.350      07/19/07    1,001,317
      510,000  Kirtland OH UTGO BANS                                          4.150      07/25/07      510,555
      425,000  AMP OH Elect Sys Rev BANS (Carey Village)                      4.400      08/02/07      425,599
      500,000  Albany MN ISD No 745 UTGO                                      4.500      09/03/07      501,909
      745,000  AMP OH Elect Sys Rev BANS (Hubbard)                            3.850      09/27/07      745,000
      530,000  IN Health Fac (Charity Oblig Group) Prerefunded @ 100          5.000      11/01/07      535,651
      250,000  Snohomish Co WA SD No 002 UTGO                                 4.350      12/01/07      251,691
--------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                 $12,771,087
--------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 71.7%

$   1,250,000  IL Hlth Facs Auth Rev (OSF Hlthcare)                           4.050      01/01/07  $ 1,250,000
      550,000  Grand Forks ND Hlthcare Facs Rev (United Hosp)                 4.050      01/01/07      550,000
      500,000  Jacksonville FL Hlth Facs Auth Hosp Rev Ser A                  3.990      01/01/07      500,000
    1,900,000  OH St Wtr Dev Auth PCR Facs (FirstEnergy)                      4.000      01/01/07    1,900,000
    1,350,000  IL Fin Auth Rev (Resurrection Hlth)                            4.050      01/01/07    1,350,000
    1,575,000  Broward Co FL Hlth Facs Rev (John Knox Village)                4.050      01/01/07    1,575,000
      600,000  Jacksonville FL Elect Auth Rev                                 4.000      01/01/07      600,000
    2,000,000  Washington St Hsg Fin Comnty Rev (Panorama City)               4.020      01/01/07    2,000,000
      935,000  Arvada CO Wtr Sys Rev                                          3.700      01/01/07      935,000

================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY      MARKET
    AMOUNT                                                                    RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 71.7% (CONTINUED)

$     450,000  Montgomery Co OH (Miami Valley Hosp)                           4.000      01/01/07  $   450,000
      600,000  OH St Air Quality Rev PCR (Ohio Edison)                        3.950      01/01/07      600,000
    1,200,000  Collier Co FL Ed Facs Auth Rev (Ave Maria)                     4.000      01/01/07    1,200,000
      700,000  Bloomington IL Normal Arpt Auth                                4.150      01/03/07      700,000
      400,000  Palm Beach Co FL Rev (Norton Gallery)                          3.930      01/03/07      400,000
      595,000  Ulster Co NY IDA IDR (Viking Industries Inc) Ser A             4.060      01/03/07      595,000
    1,100,000  Scio Twp MI EDR (ADP Inc)                                      4.230      01/03/07    1,100,000
      250,000  Akron Bath Copley OH Hosp (Visiting Nurse Svcs)                4.030      01/04/07      250,000
      390,000  Lancaster NE IDR (Garner Inds) Ser B                           4.010      01/04/07      390,000
      100,000  CA Statewide Cmntys IDR (American Modular Sys)                 3.950      01/04/07      100,000
      280,000  Lake Co IL Cmnty SD #73 Putter Ser 329                         3.970      01/04/07      280,000
    1,000,000  ABN AMRO MuniTOPS Ctfs Tr 2006-52 (Tacoma WA)                  3.960      01/04/07    1,000,000
      740,000  Indianapolis IN MFH Rev (Nora Commons)                         4.120      01/04/07      740,000
      240,000  CA Infra EDB IDR (Metrotile Mfg) Ser A                         4.120      01/04/07      240,000
    1,290,000  Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97       4.030      01/04/07    1,290,000
      260,000  Fargo ND CDR Rev (Kelly Inns Fargo)                            4.070      01/04/07      260,000
    1,000,000  LA HFA Rev (Walmsley Hsg)                                      3.960      01/04/07    1,000,000
      200,000  SC Jobs EDR (Hammond)                                          3.910      01/04/07      200,000
    1,000,000  Rev Bd Ctfs Ser 06-4 (Wildwood Branch), 144A                   4.140      01/04/07    1,000,000
      500,000  IN St Ed Facs Auth (Univ Evansville)                           3.980      01/04/07      500,000
      500,000  Hailey ID IDC Rev (Rocky Mountain Hardware)                    4.110      01/04/07      500,000
      240,000  Maricopa Co AZ IDA Hsg Rev (San Angelin Apts)                  4.220      01/04/07      240,000
    1,000,000  ABN AMRO MuniTOPS Ctfs Tr 2006-56 (Frisco TX) Weekly           3.960      01/04/07    1,000,000
    1,000,000  Jacksonville FL Econ Dev Cmnty Hlthcare Facs Rev               3.950      01/04/07    1,000,000
      200,000  Eupora MS IDR (Plymouth Tube Co)                               4.150      01/04/07      200,000
      500,000  Ames Higher Ed Facs Corp TX Rev (St Gabriels)                  3.980      01/04/07      500,000
      100,000  Lemoore CA COP (Muni Golf Course)                              4.010      01/04/07      100,000
    1,000,000  Cl B Rev Ctfs Ser 2006-1                                       4.140      01/04/07    1,000,000
    1,000,000  Dayton TN Indl Dev Brd Edl Facs Rev (Bryan College)            3.930      01/04/07    1,000,000
    2,110,000  Lexington-Fayette Urban Co KY Rev IBR (Eastland Pkwy)          4.010      01/04/07    2,110,000
      640,000  St Charles Co MO IDA Rev (National Cart) Ser A                 4.070      01/04/07      640,000
    1,455,000  Rev Bd Ctfs Ser 04-13 (Centennial East Apts)                   4.160      01/04/07    1,455,000
      300,000  Hanford CA Swr Rev Ser A                                       3.940      01/04/07      300,000
      905,000  Weber Co UT Indl Rev (Enable Inds Inc)                         4.010      01/04/07      905,000
      835,000  Ottawa Co OH Hosp Fac Rev (Luther Home of Mercy)               4.030      01/04/07      835,000
      225,000  Johnston Co NC IDA PCR (Inolex Chem Co)                        4.110      01/04/07      225,000
      685,000  Oakland CA Liq Fac Rev (Assoc Bay Area Govt)                   4.020      01/04/07      685,000
      245,000  MA St Ind Fin Agy Rev (Lower Mills Assoc LP)                   3.970      01/04/07      245,000
      115,000  Boulder CO Dev Rev (Humane Society)                            4.010      01/04/07      115,000
      100,000  Catawba Co NC Ind Fac (Lucky 7 Dev Grp)                        4.070      01/04/07      100,000
      400,000  Marion Co FL IDA Rev MFH (Chambrel)                            3.910      01/04/07      400,000
      585,000  CO HFA EDR (Casarosa & Denver Gasket Inc)                      4.170      01/04/07      585,000
      600,000  Storm Lake IA High Ed Facs Rev (Buena Vista)                   4.060      01/04/07      600,000
      500,000  Duchesne SD UT Bldg Auth Rev                                   3.960      01/04/07      500,000
      390,000  IA Fin Auth Rev (Regis Schs)                                   3.980      01/04/07      390,000
      100,000  IA Higher Ed Auth Rev (American Institute)                     4.010      01/04/07      100,000
       95,000  Montgomery Co OH EDR (Benjamin & Marian)                       3.980      01/04/07       95,000

================================================================================

   PRINCIPAL                                                                 COUPON     MATURITY      MARKET
    AMOUNT                                                                    RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 71.7% (CONTINUED)

$     700,000  FL HFC MFH Rev (Charleston)                                    3.910      01/04/07  $   700,000
      445,000  Eden Prairie MN MFH Rev (Lake Place Apts)                      4.010      01/04/07      445,000
      875,000  Indianapolis IN EDR (Pedcor Invts Waterfront-B)                4.230      01/04/07      875,000
--------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                         $40,800,000
--------------------------------------------------------------------------------------------------------------

               ADJUSTABLE RATE PUT BONDS -- 4.6%

$     170,000  Summit Co OH IDR (SD Myers Inc)                                4.500      02/15/07  $   170,000
      215,000  Summit Co OH IDR (Struktol Co America)                         4.300      03/01/07      215,000
      380,000  Dayton KY IBR (Patriot Signage Inc)                            4.400      03/01/07      380,000
       85,000  Cuyahoga Co OH IDR (Halle Office Bldg)                         3.960      04/01/07       85,000
    1,000,000  Westmoreland Co PA IDA (White Cons Inds)                       4.015      06/01/07    1,000,000
      155,000  Newport KY IBR (Sumerel Tire)                                  4.100      06/01/07      155,000
      100,000  Houston TX ISD LTGO (Schlhouse)                                3.630      06/15/07       99,998
      535,000  McDonald Tax Exempt Mtge Trust                                 4.350      12/17/07      535,000
--------------------------------------------------------------------------------------------------------------
               TOTAL ADJUSTABLE RATE PUT BONDS                                                     $ 2,639,998
--------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 98.7%
               (Amortized Cost $56,211,085)                                                        $56,211,085

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%                                           862,305
--------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                $57,073,390
==============================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2006.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS -  Bond  Anticipation  Notes
CDR  -  Community  Development  Revenue
COP  -  Certificates  of  Participation
CSD  -  City  School  District
EDB  -  Economic Development Bank
EDR  -  Economic  Development Revenue
GO   -  General Obligation
HFA  -  Housing Finance  Authority/Agency
HFC  -  Housing Finance Corporation/Committee
IBR  -  Industrial Building Revenue
IDA  -  Industrial Development  Authority/Agency
IDC  -  Industrial  Development  Corporation
IDR  -  Industrial  Development Revenue
ISD  -  Independent School District
LSD  -  Local School District
LTGO -  Limited Tax General  Obligation
MFH  -  Multi-Family  Housing
PCR  -  Pollution  Control Revenue
RANS -  Revenue  Anticipation  Notes
SD   -  School  District
TIF  -  Tax  Increment Financing
UT   -  Unlimited Tax
UTGO -  Unlimited Tax General Obligation

PORTFOLIO COMPOSITION
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

As of December 31, 2006, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 83.7% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from federal income tax. As of December 31, 2006, 22.0% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 4.8% in the State of Kentucky and 7.1% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2006, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2006, 92.1% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 87.6% of its portfolio securities.

The concentration of investments for each Fund as of December 31, 2006, classified by revenue source, was as follows:

                                            FLORIDA TAX-FREE   OHIO INSURED         TAX-FREE      OHIO TAX-FREE
                                              MONEY MARKET       TAX-FREE         MONEY MARKET     MONEY MARKET
                                                  FUND             FUND               FUND             FUND
---------------------------------------------------------------------------------------------------------------
General Obligations                               7.9%             41.1%              6.6%             12.4%
---------------------------------------------------------------------------------------------------------------
Revenue Bonds:
    Industrial Development/
      Pollution Control                           7.1%               --               7.5%              8.0%
    Hospital/Health Care                         15.6%             12.0%             28.9%             16.5%
    Utilities/Water & Sewer                       3.4%              8.9%              9.7%              5.0%
    Education                                    24.4%             10.1%             17.4%              8.5%
    Housing/Mortgage                             21.9%               --               5.5%             11.4%
    Economic Development                          1.5%               --               8.7%             16.3%
    Public Facilities                             5.1%               --               2.7%              0.7%
    Transportation                                 --               4.3%              2.4%               --
    Special Tax                                   4.9%               --               4.9%              3.8%
    Miscellaneous                                 8.2%             23.6%              5.7%             17.4%
---------------------------------------------------------------------------------------------------------------
Total Investments                               100.0%            100.0%            100.0%            100.0%
===============================================================================================================

OTHER ITEMS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 through December 31, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six
Months Ended December 31, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

================================================================================

                                                                                     EXPENSES
                                        NET EXPENSE    BEGINNING        ENDING      PAID DURING
                                          RATIO         ACCOUNT         ACCOUNT       THE SIX
                                        ANNUALIZED       VALUE           VALUE      MONTHS ENDED
                                        DECEMBER 31,     JULY 1,      DECEMBER 31,   DECEMBER 31,
                                           2006          2006            2006          2006*
-------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
  Actual                                   0.75%     $   1,000.00   $   1,014.40   $       3.81
  Hypothetical                             0.75%     $   1,000.00   $   1,021.42   $       3.82

OHIO INSURED TAX-FREE FUND
  Class A             Actual               0.75%     $   1,000.00   $   1,044.80   $       3.87
  Class A             Hypothetical         0.75%     $   1,000.00   $   1,021.42   $       3.82

  Class C             Actual               1.50%     $   1,000.00   $   1,040.80   $       7.72
  Class C             Hypothetical         1.50%     $   1,000.00   $   1,017.64   $       7.63

OHIO TAX-FREE MONEY MARKET FUND
  Retail Class        Actual               0.75%     $   1,000.00   $   1,014.60   $       3.81
  Retail Class        Hypothetical         0.75%     $   1,000.00   $   1,021.42   $       3.82

  Institutional Class Actual               0.50%     $   1,000.00   $   1,015.90   $       2.54
  Institutional Class Hypothetical         0.50%     $   1,000.00   $   1,022.68   $       2.55

TAX-FREE MONEY MARKET FUND
  Class A             Actual               0.89%     $   1,000.00   $   1,014.20   $       4.52
  Class A             Hypothetical         0.89%     $   1,000.00   $   1,020.72   $       4.53

  Class S             Actual               1.15%     $   1,000.00   $   1,012.90   $       5.84
  Class S             Hypothetical         1.15%     $   1,000.00   $   1,019.41   $       5.85

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

================================================================================

ADVISORY AGREEMENT APPROVAL DISCLOSURE

At a meeting held on November 16, 2006, the Board of Trustees (the "Board") of the Touchstone Tax-Free Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved with respect to each Fund the continuance of the Investment Advisory Agreement between the Trust and the Advisor and the respective Sub-Advisory Agreement between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and the respective Sub-Advisory Agreement was in the interests of each Fund and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation with respect to each Fund of the Investment Advisory Agreement and the respective Sub-Advisory Agreement. The Independent Trustees also reviewed with respect to each Fund the proposed continuation of the Investment Advisory Agreement and the respective Sub-Advisory Agreement in private sessions with counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF ADVISOR SERVICES. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

ADVISOR'S COMPENSATION AND PROFITABILITY. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor had waived portions of the advisory fees paid by the Funds and also paid the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor received from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, received Rule 12b-1 distribution fees from the Funds and received a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derived benefits to its reputation and other benefits from its association with the Funds.

================================================================================

The Board recognized that the Advisor was entitled to earn a reasonable level of profits in exchange for the level of services it provided to each Fund and the entrepreneurial risk that it assumed as Advisor. Based upon its review, the Board concluded that the Advisor's level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

EXPENSES AND PERFORMANCE. The Board compared the respective advisory fees and total expense ratios for the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's peer group. The Board also considered the Funds' respective performance results during the one-year, three-years, and five-years ended September 30, 2006 and noted that it reviewed on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived portions of the advisory fees paid by the Funds in order to reduce the Funds' respective operating expenses to targeted levels. The Board noted that the Sub-Advisor's sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees it received from the Funds and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other factors, the specific factors and related conclusions set forth below with respect to each Fund:

FLORIDA TAX-FREE MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year, three-years and five-years ended September 30, 2006 was in the 3rd quartile of its peer group. The Board took into account management's discussion of the Fund's performance. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

OHIO INSURED TAX-FREE FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year, three-years and five-years ended September 30, 2006 was in the 2nd quartile of its peer group. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

OHIO TAX-FREE MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year, three-years and five-years ended September 30, 2006 was in the 3rd quartile of its peer group. The Board also took into account management's discussion of the Fund's performance. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

================================================================================

TAX-FREE MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year and three-years ended September 30, 2006 was in the 3rd quartile of its peer group and in the 1st quartile for the five-years ended September 30, 2006. The Board noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund, as well as with respect to the performance of the peer group. The Board also took into account management's discussion of the Fund's performance. Based upon its review, the Board concluded that the Fund's relative performance over time was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

ECONOMIES OF SCALE. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increased. The Board noted that the advisory fee schedule for each Fund contained breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund's assets increased. The Board noted that the current advisory fee for the Ohio Tax-Free Money Market Fund reflected such economies of scale. The Board also noted that if a Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CONCLUSION. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintained an appropriate compliance program; (c) the performance of each Fund was reasonable or satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee was reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the interests of the Fund and its shareholders.

In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the respective Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the preceding year. The Board took into account the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, it met with various portfolio managers of the
Sub-Advisor  to  discuss  their   performance   and  investment   processes  and
strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who were responsible for managing the investment of portfolio securities of each Fund. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes included quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues, if any, were reported regularly to the Board.

================================================================================

SUB-ADVISOR'S COMPENSATION. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the
Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it received under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with each Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund's assets increased.

SUB-ADVISORY FEES AND FUND PERFORMANCE. The Board considered that each Fund paid an advisory fee to the Advisor and that, in turn, the Advisor paid a sub-advisory fee to the Sub-Advisor. Accordingly, the Board considered the amount retained by the Advisor and the sub-advisory fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

FLORIDA TAX-FREE MONEY MARKET FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

OHIO INSURED TAX-FREE FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

OHIO TAX-FREE MONEY MARKET FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TAX-FREE MONEY MARKET FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the one-year, three-years, and five-years ended September 30, 2006 as compared to each Fund's peer group and noted that it reviewed on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor's emphasis on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

================================================================================

CONCLUSION. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others:
(a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintained an appropriate compliance program; (c) the performance of each Fund was satisfactory or reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's sub-advisory fee was reasonable in relation to those of similar funds and to the services to be provided by the Sub-Advisor; and (e) the Sub-Advisor's investment strategies were appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined with respect to each Fund that approval of the respective Sub-Advisory Agreement was in the interests of the Fund and its shareholders.

================================================================================

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------

[LOGO]  TOUCHSTONE
        INVESTMENTS

303 Broadway, sUITE 1100
Cincinnati, Ohio 45202-4203

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith.
(b)    Certification required by Item 12 (b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
------------------------------
Jill T. McGruder
President

Date: March 9, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
------------------------------
Jill T. McGruder
President

Date: March 9, 2007

/s/ Terrie A. Wiedenheft
------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: March 9, 2007